Non-controlling Interests (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Current liabilities	$ 6,826,882	$ 7,147,327
Net liabilities	(8,020,513)	(7,608,197)
Non controlling Interests [Member]
Statement [Line Items]
Current assets	58,118	75,706
Non-current assets	0	0
Current liabilities	(14,699,512)	(23,518,207)
Non-current liabilities	(91,187)	(20,700)
Net liabilities	(14,732,581)	(23,463,201)
Net liabilities attributable to NCI	$ (950,663)	$ (2,078,448)